Independent Investigation and Restatement - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Property, plant and equipment, net	$ 90,982	$ 70,585	[1]	$ 71,449	[1]
Right-of-use assets, net	46,659	42,393	[1]	41,356	[1]
Intangible assets, net	42,870	32,179	[1]	30,133	[1]
Deferred tax assets, net	10,475	7,485	[1]	8,469	[1]
Total non-current assets	196,854	163,226	[1]	165,440	[1]
Current assets
Trade and other receivables, net	124,854	106,416	[1]	100,045	[1]
Inventories, net	101,825	99,763	[1]	81,556	[1]
Amounts owed by related parties, net	3,908	4,587	[1]	3,257	[1]
Total current assets	275,645	279,300	[1]	284,891	[1]
Total assets	472,499	442,526	[1]	450,331	[1]
Equity (Deficit)
Accumulated deficit	(396,286)	(432,541)	[1]	(465,891)	[1]
Accumulated other comprehensive loss	(30,246)	(28,087)	[1]	(24,595)	[1]
Total equity (deficit)	(736)	(37,134)	[1]	(69,989)	[1]	$ (282,702)
Non-Current liabilities
Borrowings	31,114	29,168	[1]	29,043	[1]
Deferred tax liabilities, net	2,485	6,747	[1]	4,945	[1]
Other liabilities	6,069	6,480	[1]	5,079	[1]
Total non-current liabilities	71,584	93,375	[1]	164,038	[1]
Current liabilities
Borrowings	268,389	257,898	[1]	224,323	[1]
Trade and other payables	93,063	90,560	[1]	87,356	[1]
Amounts owed to related parties	21,233	19,286	[1]	24,393	[1]
Current tax liabilities	7,819	6,926	[1]	12,293	[1]
Other non-financial liabilities		11,478		7,416
Total current liabilities	$ 401,651	386,285	[1]	356,282	[1]
Previously stated
Non-current assets
Property, plant and equipment, net		73,965		72,638
Right-of-use assets, net		39,013		40,167
Intangible assets, net		32,208		30,171
Deferred tax assets, net		6,974		7,067
Total non-current assets		162,744		164,076
Current assets
Trade and other receivables, net		129,602		117,449
Inventories, net		96,833		79,430
Amounts owed by related parties, net		2,474		1,147
Total current assets		297,443		298,059
Total assets		460,187		462,135
Equity (Deficit)
Accumulated deficit		(391,513)		(431,059)
Accumulated other comprehensive loss		(33,859)		(27,778)
Total equity (deficit)		(1,878)		(38,340)		(254,678)
Non-Current liabilities
Borrowings		28,410		178,720
Deferred tax liabilities, net		7,821		6,070
Other liabilities		6,480		2,750
Total non-current liabilities		93,691		312,511
Current liabilities
Borrowings		257,525		74,646
Trade and other payables		90,187		85,381
Amounts owed to related parties		2,914		8,450
Current tax liabilities		6,133		11,756
Other non-financial liabilities		11,478		7,230
Total current liabilities		368,374		187,964
Adjustment
Non-current assets
Property, plant and equipment, net		(3,380)		(1,189)
Right-of-use assets, net		3,380		1,189
Intangible assets, net		(29)		(38)
Deferred tax assets, net		511		1,402
Total non-current assets		482		1,364
Current assets
Trade and other receivables, net		(23,186)		(17,404)
Inventories, net		2,930		2,126
Amounts owed by related parties, net		2,113		2,110
Total current assets		(18,143)		(13,168)
Total assets		(17,661)		(11,804)
Equity (Deficit)
Accumulated deficit		(41,028)		(34,832)
Accumulated other comprehensive loss		5,772		3,183
Total equity (deficit)		(35,256)		(31,649)		$ (28,024)
Non-Current liabilities
Borrowings		758		(149,677)
Deferred tax liabilities, net		(1,074)		(1,125)
Other liabilities		0		2,329
Total non-current liabilities		(316)		(148,473)
Current liabilities
Borrowings		373		149,677
Trade and other payables		373		1,975
Amounts owed to related parties		16,372		15,943
Current tax liabilities		793		537
Other non-financial liabilities		0		186
Total current liabilities		$ 17,911		$ 168,318

[1]	Refer to Note 4. Independent Investigation and Restatement